Commitments and contingencies - Product warranty reconciliation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Guarantees - general
Maximum potential payments	$ 1,864	$ 333
Additional obligations with respect to guarantee	7,700	7,900
Reconciliation of Provisions for warranties including guarantees of product performance
Product warranties at beginning of period	1,142	1,089	$ 1,148
Net change in warranties due to acquisitions and divestments	30
Claims paid in cash or in kind	(335)	(329)	(357)
Net increase to provision for changes in estimates, warranties issued and warranties expired	297	424	377
Exchange rate differences	97	(42)	(79)
Product warranties at end of period	$ 1,231	$ 1,142	$ 1,089
Net decrease-diluted (in dollars per share)	$ (1.03)	$ (0.88)	$ (0.87)
Net decrease-basic (in dollars per share)	$ (1.04)	$ (0.88)	$ (0.87)
Performance guarantees
Guarantees - general
Maximum potential payments	$ 1,775	$ 193
Performance guarantees | Projects executed as a member of consortia | Minimum
Guarantees - general
Original maturity of performance guarantees	1 year
Performance guarantees | Projects executed as a member of consortia | Maximum
Guarantees - general
Original maturity of performance guarantees	8 years
Financial guarantees
Guarantees - general
Maximum potential payments	$ 17	69
Carrying amount of liabilities	0	0	$ 0
Indemnification guarantees
Guarantees - general
Maximum potential payments	72	71
High Voltage cables systems guarantees
Guarantees - general
Maximum potential payments	$ 929
High Voltage cables systems guarantees | Minimum
Guarantees - general
Original maturity of performance guarantees	1 year
High Voltage cables systems guarantees | Maximum
Guarantees - general
Original maturity of performance guarantees	10 years
Warranties | Business acquisitions in 2013
Reconciliation of Provisions for warranties including guarantees of product performance
Net increase to provision for changes in estimates, warranties issued and warranties expired	$ 23	151
Excluded products sold prior to the acquisition date	$ 8	$ 131
Net decrease-diluted (in dollars per share)	$ 0.01	$ 0.05
Net decrease-basic (in dollars per share)		$ 0.06